Fair Values of Financial Instruments and Interest Rate Risk	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Values of Financial Instruments and Interest Rate Risk

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk

ASC 825, “Disclosures about Fair Value of Financial Instruments,” requires disclosure of the fair value of financial assets and financial liabilities, including those that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The fair value estimates presented at December 31, 2015 and December 31, 2014, are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price an asset could be sold at or the price a liability could be settled for. However, given there is no active market or observable market transactions for many of the Company’s financial instruments, the Company has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The estimated fair values disclosed in the following table do not represent market values of all assets and liabilities of the Company and should not be interpreted to represent the underlying value of the Company. The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2015 and December 31, 2014:

December 31, 2015

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$68,933	$68,973	$65,198	$3,775	$—
Securities available for sale	89,258	89,258	4,012	85,246	—
Securities held to maturity	11,242	11,242	—	11,242	—
Loans held for investment, net	317,248	313,649	—	—	313,649
Loans held for sale	5,922	5,922	—	5,922	—
Restricted stock	1,040	1,040	1,040	—	—
Accrued interest receivable	1,564	1,564	—	—	—

FINANCIAL LIABILITIES
Deposits	$467,733	$442,619	$—	$442,619	$—
Short-term borrowings	5,758	5,758	—	5,758	—
Long-term borrowings	13	13	—	13
Junior subordinated debt	9,534	9,688	—	—	9,688
Accrued interest payable	168	168	—	—	168

December 31, 2014

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$50,791	$50,826	$47,605	$3,221	$—
Securities available for sale	112,824	112,824	19,386	93,438	—
Securities held to maturity	5,496	5,450	2,053	3,397	—
Loans held for investment, net	307,115	321,295	—	—	321,295
Loans held for sale	2,147	2,147	—	2,147
Restricted stock	1,038	1,038	1,038	—	—
Accrued interest receivable	1,747	1,747	—	—	1,747

FINANCIAL LIABILITIES
Deposits	$456,435	$442,655	$—	$442,655	$—
Short-term borrowings	4,685	4,685	—	4,685	—
Long-term borrowings	24	24	—	24	—
Junior subordinated debt	9,534	9,703	—	—	9,703
Accrued interest payable	180	180	—	—	180

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments:

•	Cash and cash equivalents – The carrying amount of cash and cash equivalents approximate their fair values due to the short period of time until their expected realization and are recorded in Level 1.

•	Securities available for sale – Securities available for sale are carried at fair value based on quoted and observable market prices and are recorded in Levels 1 and 2. Also see discussion in note 1

•	Loans – The fair value of loans is estimated based on discounted expected cash flows using the current interest rates at which similar loans would be made and carried in level 3. Loans held for sale, which represent current mortgage production forward sales not yet delivered, are valued based on secondary market prices. The fair value of loans does not consider the lack of liquidity and uncertainty in the market that would affect the valuation. Loans held for sale are recorded in Level 2.

•	Restricted stock – It is not practicable to determine fair value of restricted stock which is comprised of Federal Home Loan Bank and Federal Reserve Bank stock due to restrictions placed on its transferability and it is presented at its carrying value and is recorded in Level 1 due to the redemption provisions of the Federal Home Loan Bank and the Federal Reserve Bank.

•	Accrued interest receivable and payable – Both accrued interest receivable and payable are recorded in Level 3, as there are not active markets for these.

•	Deposits – The fair value of deposits is estimated based on discounted cash flow analyses using offered market rates and is recorded in Level 2. The fair value of deposits does not consider any customer related intangibles.

•	Borrowings – The fair value disclosed for short-term borrowings, which are composed of overnight borrowings and debt due within one year approximate the carrying value for such debt and is recorded in Level 2. The estimated fair value for long-term borrowings are estimated based on discounted cash flow analyses using offered market rates. Total borrowings are carried in Level 2. Junior subordinated debt is fair valued based on discounted cash flow analyses and is recorded in Level 3.

At December 31, 2015, the subsidiary bank had outstanding standby letters of credit and commitments to extend credit. These off-balance sheet financial instruments are generally exercisable at the market rate prevailing at the date the underlying transaction will be completed; therefore, they were deemed to have no current fair value. See Note 13.

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014:

	December 31, 2015
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$4,012	$4,012	$—	$—
US Gov’t	36,070	—	36,070	—
Mortgage-backed securities and CMO’s	29,773	—	29,773	—
State and political subdivisions	14,039	—	14,039	—
Corporate bonds	5,364	—	5,364	—

Total assets at fair value	$89,258	$4,012	$85,246	$—

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2014
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$19,386	$19,386	$—	$—
US Gov’t	50,775	—	50,775	—
Mortgage-backed securities and CMO’s	27,572	—	27,572	—
State and political subdivisions	12,080	—	12,080	—
Corporate bonds	3,011	—	3,011	—

Total assets at fair value	$112,824	$19,386	$93,438	$—

Total liabilities at fair value	$—	$—	$—	$—

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2015 and December 31, 2014:

	December 31, 2015
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,108	$—	$—	$3,108
Other real estate owned	2,909	—	—	2,909

Total assets at fair value	$6,017	$—	$—	$6,017

Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2014
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$1,854	$—	$—	$1,854
Other real estate owned	3,290	—	—	3,290

Total assets at fair value	$5,144	$—	$—	$5,144

Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

December 31, 2015

General
	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:

Impaired loans	Discounted appraisals	Expected loss rates	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%

OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

December 31, 2014

General
	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:

Impaired loans	Discounted appraisals	Expected loss rates	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%

OREO Estimated costs to sell	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

At December 31, 2015 and 2014, impaired loans were being evaluated with discounted expected cash flows and discounted appraisals were being used on collateral dependent loans.